GOODWILL	12 Months Ended
Dec. 31, 2025
Changes in goodwill [abstract]
GOODWILL	GOODWILL
The following table provides a reconciliation of goodwill:

(MILLIONS)	Notes	Total
Balance, as at December 31, 2023		$1,944
Acquisitions through business combinations	3	3,556
Adjustments to purchase equation	3	118
Disposal	4	(63)
Foreign exchange and other		(121)
Balance, as at December 31, 2024		5,434
Acquisitions through business combinations	3	71
Adjustments to purchase equation	3	266
Disposal	4	(115)
Change in basis of accounting(1)	4	(206)
Foreign exchange and other		569
Balance, as at December 31, 2025		$6,019
(1)Includes the derecognition of a renewable operating and development platform in India. Refer to Note 4 - Disposal of assets for more details.
Goodwill is allocated to the following CGUs or group of CGUs:

(MILLIONS)	2025	2024
Value-in-use method
U.S. Utility-scale Solar(1)	$381	$307
U.S. Distributed Generation(2)	236	351
U.S Wind	9	9
Europe Storage(3)	149	139
Europe Utility-scale Solar(3)	116	105
Europe Wind(3)	79	73
APAC Wind(4)	8	109
APAC Solar(4)	21	102
APAC Distributed Generation(4)	3	26
Chile Distributed Generation	16	16
Neoen
Australia Wind	900	921
Australia Storage	735	377
Rest of the World Solar	1,121	1,338
Rest of the World Storage	1,025	404
Rest of the World Wind	411	465
	5,210	4,742
Fair value less costs of disposal
Europe Utility-scale Solar	94	82

Colombia Hydroelectric(5)	715	610
	$6,019	$5,434
(1)Includes $307 million (2024: $307 million) of goodwill related to the acquisition of a utility scale development business with a 20 GW portfolio in the United States acquired in 2022 and $71 million (2024: nil) of goodwill related to the acquisition of Geronimo Power in 2025. Refer to Note 3 - Acquisitions for more details.
(2)Includes nil (2024: $115 million) of goodwill related to 360 MW of operating and 700 MW of development business acquired in 2021 and $236 million (2024: $236 million) related to the acquisition of an integrated distributed generation developer with approximately 500 MW of contracted operating and under construction assets and an 1.8 GW of development pipeline in the United States acquired in 2022.
(3)Includes $44 million (2024: $40 million) in solar, $79 million (2024: $73 million) in wind, and $149 million (2024: $139 million) in storage of goodwill related to a leading independent U.K. renewables developer with 260 MW onshore wind assets, 800 MW near-term development and another 3 GW of later stage projects acquired in 2023, and $72 million (2024: $64 million) of goodwill related to a 1.7 GW portfolio of utility-scale solar development assets in Germany acquired in 2022.
(4)Includes nil (2024: $100 million) in wind, nil (2024: $80 million) in solar, and nil (2024: $22 million) in distributed generation of goodwill related to a leading renewables developer with 4.5 GW of operating and under construction renewable power and energy storage assets acquired in 2023. Includes $8 million (2024: $9 million) of wind and $13 million (2024: $14 million) of solar related to a renewable energy developer in India with 524 MW of operating and 2.5 GW of under construction projects acquired in 2024. Includes $3 million (2024: $3 million) related to a 341 MW of operating and 2.2 GW of under construction distributed generation assets in South Korea acquired in 2024. Includes $8 million (2024: $8 million) related to a 600 MW portfolio of operating solar assets in China acquired in 2024.
(5)Goodwill related to the Colombia hydroelectric segment was created as a result of recording the deferred tax liabilities assumed in the purchase price allocations of business combinations. The deferred tax liabilities are measured in accordance with IAS 12 in the purchase price allocations rather than at fair value. As a result, the goodwill recorded does not represent ‘core’ goodwill, but rather goodwill created as a result of accounting concepts or ‘non-core’ goodwill. In order to avoid an immediate impairment of this ‘non-core’ goodwill, Brookfield Renewable removed from the carrying value any ‘non-core’ goodwill supported by the existence, as of the impairment testing date, of the original deferred tax liability that created the goodwill.

As at December 31, 2025, Brookfield Renewable performed an impairment test at the level that goodwill is monitored by management. Brookfield Renewable did not identify any impairments of goodwill. In performing this impairment test, management removed the ‘non-core’ goodwill that continued to be supported by the existence of the original deferred tax liability that gave rise to the goodwill from the carrying value of the applicable assets.
For the remaining goodwill balance, goodwill is determined by cash flow or fair value less costs of disposal models where by the fair value measurement is classified as Level 3. The key inputs in determining the fair value of each cash generating unit under the value in use model are the utilization of discount rates ranging from 8% to 17%, terminal capitalization rate of 3x to 9x, discrete cash flow periods of 5 years, forecasted development MWs per annum, and future leverage assumptions for the platforms. These key inputs are determined based on a combination of operational data and historical experience. Cash flows beyond the five-year forecast period reflect the business’s steady-state development profile supported by identified project pipelines.